Statement of Investments

January 31, 2026

Reaves Utility Income Fund	Statement of Investments
January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 116.97%
Diversified Telecommunications Services - 6.45%
Cogent Communications Holdings, Inc.(a)	35,626	$865,712
Deutsche Telekom AG(a)	4,261,042	142,282,225
Rogers Communications, Inc., Class B(a)	648,000	24,460,911
Telus Corp.(a)	3,873,400	54,048,103
		221,656,951
Electric Utilities - 15.08%
Entergy Corp.(a)	1,534,600	147,152,794
IDACORP, Inc.(a)	1,287,100	170,914,009
NextEra Energy, Inc.(a)	305,500	26,853,450
Pinnacle West Capital Corp.(a)	822,000	76,906,320
PPL Corp.(a)	2,668,846	96,745,668
		518,572,241
Electronic Equipment, Instruments & Components - 0.33%
Vertiv Holdings Co.(a)	60,000	11,170,800

Gas Utilities - 0.88%
Chesapeake Utilities Corp.(a)	30,000	3,860,400
National Fuel Gas Co.	314,465	26,336,444
		30,196,844
Independent Power and Renewable Electricity Producers - 20.77%
Constellation Energy Corp.(a)	587,820	164,989,319
NRG Energy, Inc.(a)	188,500	28,770,755
Talen Energy Corp.(a)(b)	1,009,796	351,772,534
Vistra Corp.(a)	1,060,500	167,930,175
		713,462,783
Industrials - 8.15%
Dycom Industries, Inc.(a)(b)	120,000	43,726,800
GE Vernova, Inc.(a)	159,204	115,641,010
Quanta Services, Inc.(a)	218,900	103,896,507
TIC Solutions, Inc.(a)(b)	1,669,703	16,864,000
		280,128,317
Information Technology - 3.13%
Arista Networks, Inc.(a)(b)	85,700	12,147,118
Coherent Corp.(a)(b)	36,000	7,638,480
Corning, Inc.(a)	694,800	71,738,100

See Accompanying Notes to Statement of Investments.

www.utilityincomefund.com	2

Reaves Utility Income Fund	Statement of Investments
January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 116.97% (continued)
Information Technology - 3.13% (continued)
Lumentum Holdings, Inc.(a)(b)	40,600	$15,908,704
		107,432,402
Materials - 10.47%
Cameco Corp.(a)	997,200	123,044,508
Centrus Energy Corp.(a)(b)	146,558	40,784,160
Lithium Americas Corp.(a)(b)	1,040,000	5,064,800
MP Materials Corp.(a)(b)	2,455,909	144,333,772
USA Rare Earth, Inc.(b)(c)(d)(e)	2,320,000	46,812,960
		360,040,200
Media - 0.64%
Comcast Corp., Class A(a)	603,900	17,966,025
Lamar Advertising Co., Class A(a)	25,000	3,207,750
Versant Media Group, Inc.(a)(b)	26,556	865,194
		22,038,969
Multi-Utilities - 31.16%
Alliant Energy Corp.(a)	1,862,715	122,771,546
Ameren Corp.(a)	516,500	53,344,120
CenterPoint Energy, Inc.(a)	5,061,007	200,871,368
CMS Energy Corp.(a)	1,446,361	103,400,348
DTE Energy Co.(a)	410,000	55,095,800
NiSource, Inc.(a)	3,321,100	147,091,519
OGE Energy Corp.(a)	1,570,730	68,609,486
Public Service Enterprise Group, Inc.(a)	155,000	12,765,800
Sempra Energy(a)	1,206,378	104,966,950
Unitil Corp.(a)	275,000	14,000,250
WEC Energy Group, Inc.(a)	236,000	26,118,120
Xcel Energy, Inc.(a)	2,133,600	162,281,616
		1,071,316,923
Oil, Gas & Consumable Fuels - 10.58%
Chevron Corp.(a)	15,000	2,653,500
DT Midstream, Inc.(a)	784,563	98,870,629
EQT Corp.(a)	1,089,000	62,867,970
Marathon Petroleum Corp.(a)	277,000	48,804,630
ONEOK, Inc.(a)	449,600	35,603,824
Tamboran Resources Corp.(a)(b)	100,000	2,994,000
Williams Cos., Inc.(a)	1,655,313	111,336,352
		363,130,905

See Accompanying Notes to Statement of Investments.

Statement of Investments | January 31, 2026	3

Reaves Utility Income Fund	Statement of Investments
January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS - 116.97% (continued)
Real Estate Investment Trusts (REITs) - 7.16%
American Tower Corp.(a)	97,072	$17,403,068
Crown Castle, Inc.(a)	245,000	21,268,450
Digital Realty Trust, Inc.(a)	69,000	11,450,550
Equinix, Inc.(a)	156,741	128,673,389
Iron Mountain, Inc.(a)	40,000	3,685,200
SBA Communications Corp., Class A(a)	345,200	63,554,772
		246,035,429
Road & Rail - 1.33%
Norfolk Southern Corp.(a)	116,000	33,783,840
Union Pacific Corp.(a)	50,000	11,755,000
		45,538,840
Water Utilities - 0.29%
WaterBridge Infrastructure LLC, Class A(a)(b)	450,000	9,873,000

Wireless Telecommunication Services - 0.55%
Telenor ASA(a)	342,388	5,759,499
T-Mobile US, Inc.(a)	67,000	13,213,070
		18,972,569
TOTAL COMMON STOCKS
(Cost $3,053,461,766)		4,019,567,173

LIMITED PARTNERSHIPS - 4.46%
Oil, Gas & Consumable Fuels - 4.46%
Enterprise Products Partners LP(a)	3,493,940	115,963,869
MPLX LP(a)	670,500	37,480,950
		153,444,819
TOTAL LIMITED PARTNERSHIPS
(Cost $133,388,981)		153,444,819

PREFERRED STOCKS - 0.80%
Independent Power and Renewable Electricity Producers - 0.80%
X-Energy Reactor Co., LLC, Series D Preferred(c)(d)(f)	1,891,802	27,499,991

TOTAL PREFERRED STOCKS
(Cost $27,499,991)		27,499,991

See Accompanying Notes to Statement of Investments.

www.utilityincomefund.com	4

Reaves Utility Income Fund	Statement of Investments
January 31, 2026 (Unaudited)

	SHARES	VALUE
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 0.73%
Independent Power and Renewable Electricity Producers - 0.73%
Rice Acquisition Corp. 3(a)(b)	2,400,000	$25,200,000

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS)
(Cost $24,000,000)		25,200,000

MONEY MARKET FUNDS - 2.30%
Federated Hermes Treasury Obligations Fund, Institutional Class, 3.530% (7-Day Yield)	78,973,622	78,973,622
TOTAL MONEY MARKET FUNDS
(Cost $78,973,622)		78,973,622

TOTAL INVESTMENTS - 125.26%
(Cost $3,317,324,360)		4,304,685,605

Leverage Facility - (25.46)%		(875,000,000)

Other Assets in Excess of Liabilities - 0.20%(g)		7,051,915

NET ASSETS - 100%		$3,436,737,520

(a)	Pledged security; a portion or all of the security is pledged as collateral for borrowings. As of January 31, 2026, the aggregate value of those securities was $1,750,002,602, representing 50.92% of net assets.
(b)	Non-income producing security.
(c)	Restricted security.
(d)	Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2026, these securities had an aggregate value of $74,312,951 or 2.16% of net assets.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026, the aggregate market value of those securities was $46,812,960, representing 1.36% of net assets.
(f)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(g)	Includes cash which is being held as collateral for interest rate swaps.

Percentages are stated as a percent of the net assets applicable to common shareholders.

See Accompanying Notes to Statement of Investments.

Statement of Investments | January 31, 2026	5

Reaves Utility Income Fund	Statement of Investments
January 31, 2026 (Unaudited)

Interest Rate Swap Contracts (Centrally Cleared)

Floating Rate	Payment	Expiration	Fixed			Unrealized
Index Received	Frequency	Date	Rate Paid	Notional Amount	Value	Depreciation
SOFR	Monthly	04/23/27	3.435%	$(200,000,000)	$(141,850)	$(141,850)
SOFR	Monthly	07/23/27	3.463%	(50,000,000)	(86,768)	(86,768)
SOFR	Monthly	04/23/27	3.508%	(1,000,000)	(1,591)	(1,591)
				$(251,000,000)	$(230,209)	$(230,209)

See Accompanying Notes to Statement of Investments.

www.utilityincomefund.com	6

Reaves Utility Income Fund	Notes to Statement of Investments
January 31, 2026 (Unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Reaves Utility Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end management investment company. The Fund was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund’s investment objective is to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund is a diversified investment company for purpose of the 1940 Act. The Agreement and Declaration of Trust provides that the Board of Trustees (the “Board” or “Trustees”) may authorize separate classes of shares of beneficial interest. The Fund’s common shares are listed on the NYSE American LLC (the “Exchange”) and trade under the ticker symbol “UTG”.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Statement of Investments. The preparation of the Statement of Investments is in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: Investments in the Fund are recorded at their estimated fair value. The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

The Board has established the following procedures for valuation of the Fund’s asset values under normal market conditions. For domestic equity securities, foreign equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of a domestic and foreign equity security not traded on an exchange, or if such closing prices are not otherwise available, the mean of the closing bid and ask price will be used. The fair value for debt obligations is generally the evaluated mean price supplied by the Fund’s primary and/or secondary independent third-party pricing service, approved by the Board. An evaluated mean is considered to be a daily fair valuation price which may use a matrix, formula or other objective method that takes into consideration various factors, including, but not limited to: structured product markets, fixed income markets, interest rate movements, new issue information, trading, cash flows, yields, spreads, credit quality and other pertinent information as determined by the pricing services evaluators and methodologists. If the Fund’s primary and/or secondary independent third-party pricing services are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Interest rate swaps are priced based on valuations provided by a Board approved independent third party pricing agent. If an interest rate swap price cannot be obtained from an independent third party pricing agent the Fund shall seek to obtain a bid price from at least one independent and/or executing broker.

Statement of Investments | January 31, 2026	7

Reaves Utility Income Fund	Notes to Statement of Investments
January 31, 2026 (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Reaves Asset Management (“Reaves” or the “Adviser”), as the valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board. Fair valued securities are those for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are not reflective of their market values. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s or counterparty’s management; the prospects for the industry of the issuer, borrower or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more non-affiliated independent broker quotes for the sale price of the portfolio security; and other relevant factors.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

www.utilityincomefund.com	8

Reaves Utility Income Fund	Notes to Statement of Investments
January 31, 2026 (Unaudited)

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2026:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Diversified Telecommunications Services	$221,656,951	$–	$–	$221,656,951
Electric Utilities	518,572,241	–	–	518,572,241
Electronic Equipment, Instruments & Components	11,170,800	–	–	11,170,800
Gas Utilities	30,196,844	–	–	30,196,844
Independent Power and Renewable Electricity Producers	713,462,783	–	–	713,462,783
Industrials	280,128,317	–	–	280,128,317
Information Technology	107,432,402	–	–	107,432,402
Materials	313,227,240	46,812,960	–	360,040,200
Media	22,038,969	–	–	22,038,969
Multi-Utilities	1,071,316,923	–	–	1,071,316,923
Oil, Gas & Consumable Fuels	363,130,905	–	–	363,130,905
Real Estate Investment Trusts (REITs)	246,035,429	–	–	246,035,429
Road & Rail	45,538,840	–	–	45,538,840
Water Utilities	9,873,000	–	–	9,873,000
Wireless Telecommunication Services	18,972,569	–	–	18,972,569
Limited Partnerships	153,444,819	–	–	153,444,819
Preferred Stocks	–	–	27,499,991	27,499,991
Special Purpose Acquisition Companies (SPACS)	25,200,000	–	–	25,200,000
Money Market Funds	78,973,622	–	–	78,973,622
TOTAL	$4,230,372,654	$46,812,960	$27,499,991	$4,304,685,605

Other Financial Instruments**
Interest Rate Swaps	$–	$(230,209)	$–	$(230,209)
TOTAL	$–	$(230,209)	$–	$(230,209)

*	For detailed descriptions and other security classifications, see the accompanying Statement of Investments.
**	Other financial instruments are derivative instruments reflected in the Statement of Investments.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of January 31, 2026, the Fund’s outstanding borrowings of $875,000,000 under its Credit Agreement are categorized as Level 2 within the fair value hierarchy.

Statement of Investments | January 31, 2026	9

Reaves Utility Income Fund	Notes to Statement of Investments

January 31, 2026 (Unaudited)

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day the Exchange is open into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the Exchange (normally, 4:00 p.m. New York time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Distributions to Shareholders: The Fund intends to make a level distribution each month to common shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by the Fund are distributed at least annually. Distributions to shareholders are recorded by the Fund on the ex-dividend date.

Security Transactions and Investment Income: Security transactions are accounted for as of trade date. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from investment transactions are determined using the indentified cost basis for both financial reporting and income tax purposes. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions from real estate investment trusts (“REITs”) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. Distributions from Limited Partnerships (“LPs”) are recorded as income and return of capital based on information reported by the LPs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and LPs and actual amounts may differ from the estimated amounts.

Swap Agreements: The Fund invested in swap agreements during the period. Swap agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked-to-market daily and changes in value, including the accrual of periodic amounts of interest, are recorded daily within net change in unrealized appreciation/depreciation on swaps. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”). Each day the Fund may pay or receive cash, equal to the variation margin of the centrally cleared swap.

www.utilityincomefund.com	10

Reaves Utility Income Fund	Notes to Statement of Investments

January 31, 2026 (Unaudited)

Interest Rate Swap Contracts: The Fund invested in centrally-cleared interest rate swap agreements during the period ended January 31, 2026. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero costs and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Restricted Securities: Although the Fund will invest primarily in publicly traded securities, it may invest a portion of its assets (up to 10% of its value) in restricted securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Restricted securities as of January 31, 2026, were as follows:

	Acquisition	% of Net	Principal
Issuer Description	Date	Assets	Amount	Cost	Value
USA Rare Earth, Inc.	1/27/2026	1.36%	$2,320,000	$49,880,000	$46,812,960
X-Energy Reactor Co., LLC	11/24/2025	0.80%	1,891,802	27,499,991	27,499,991
TOTAL		2.16%	$4,211,802	$77,379,991	$74,312,951

NOTE 2. BORROWINGS

The Fund has entered into a Credit Agreement with State Street Bank and Trust Company. Under the terms of the Credit Agreement, the Fund is allowed to borrow up to $1,000,000,000 (“Commitment Amount”). Interest is charged at a rate of the one month SOFR (“Secured Overnight Financing Rate”) plus 0.65%. Borrowings under the Credit Agreement are secured by all or a portion of assets of the Fund that are held by the Fund’s custodian in a memo-pledged account (the “pledged collateral”). Under the terms of the Credit Agreement, a commitment fee applies when the amount outstanding is less than 80% of the Commitment Amount. This commitment fee is equal to 0.15% times the Commitment Amount less the amount outstanding under the Credit Agreement and is computed daily and payable quarterly in arrears.

As of January 31, 2026, the amount of outstanding borrowings was $875,000,000, the interest rate was 4.32% and the value of pledged collateral was $1,750,002,602.

Statement of Investments | January 31, 2026	11